Borrowings - Fair value of borrowings (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Borrowings
Fair value of borrowings	$ 1,167,139	$ 1,328,357
Total fair value of borrowings	$ 1,167,139	$ 1,328,357